Schedule of Investments (unaudited)	iShares® MSCI Norway ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Kongsberg Gruppen ASA	15,788	$654,772

Airlines — 0.3%
Norwegian Air Shuttle ASA(a)	111,778	100,739

Banks — 13.4%
DNB Bank ASA	164,325	3,208,633
SpareBank 1 Nord Norge	16,748	156,103
SpareBank 1 Oestlandet	7,109	81,921
SpareBank 1 SMN	22,909	272,967
SpareBank 1 SR-Bank ASA	31,680	383,770
		4,103,394
Biotechnology — 0.2%
Nykode Therapeutics AS(a)	22,628	59,137

Chemicals — 5.9%
Bewi ASA	7,934	37,786
Borregaard ASA	16,762	266,547
Elkem ASA(b)	55,803	206,646
Yara International ASA	28,266	1,305,393
		1,816,372
Commercial Services & Supplies — 3.0%
Aker Carbon Capture ASA(a)	57,097	64,252
Aker Horizons Holding AS(a)	40,700	52,134
TOMRA Systems ASA	41,895	804,286
		920,672
Construction & Engineering — 0.7%
Cadeler AS(a)	8,336	31,387
Veidekke ASA	19,104	187,002
		218,389
Containers & Packaging — 0.2%
Elopak ASA	21,242	53,817

Diversified Telecommunication Services — 3.8%
Telenor ASA	120,249	1,166,708

Electrical Equipment — 1.3%
NEL ASA(a)(c)	258,496	403,224

Energy Equipment & Services — 3.7%
Aker Solutions ASA	43,530	157,022
Borr Drilling Ltd.(a)	22,720	105,858
BW Offshore Ltd.	23,792	61,713
Odfjell Drilling Ltd.(a)	15,602	41,250
Subsea 7 SA	42,065	479,256
TGS ASA	21,128	289,061
		1,134,160
Entertainment — 0.3%
Kahoot! ASA(a)(c)	46,054	107,507

Food Products — 11.4%
Austevoll Seafood ASA	16,186	132,389
Bakkafrost P/F	8,905	489,782
Grieg Seafood ASA	8,959	63,607
Leroy Seafood Group ASA	52,826	257,811
Mowi ASA	76,936	1,205,656
Orkla ASA	132,821	947,065
Salmar ASA	11,522	406,142
		3,502,452

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.6%
Scatec ASA(b)	21,057	$187,636

Industrial Conglomerates — 1.5%
Aker ASA, Class A	4,606	359,315
Bonheur ASA	3,670	108,246
		467,561
Insurance — 5.1%
Gjensidige Forsikring ASA	35,391	683,180
Protector Forsikring ASA	10,631	131,439
Storebrand ASA	83,039	747,199
		1,561,818
Interactive Media & Services — 1.3%
Adevinta ASA(a)	51,082	408,739

IT Services — 0.6%
Atea ASA	14,897	181,515

Machinery — 0.3%
Hexagon Composites ASA(a)(c)	20,577	60,401
Hexagon Purus ASA(a)	12,814	32,288
		92,689
Marine — 2.0%
Golden Ocean Group Ltd.	22,964	198,089
Hoegh Autoliners ASA	4,850	28,515
MPC Container Ships AS	47,573	90,487
Stolt-Nielsen Ltd.	4,561	116,944
Wallenius Wilhelmsen ASA	18,765	175,789
		609,824
Media — 1.9%
Schibsted ASA, Class A	12,924	248,147
Schibsted ASA, Class B	17,176	321,070
		569,217
Metals & Mining — 5.4%
Norsk Hydro ASA	218,423	1,644,751

Multiline Retail — 0.6%
Europris ASA(b)	27,839	176,926

Oil, Gas & Consumable Fuels — 30.6%
Aker BP ASA	55,968	1,947,141
BW Energy Ltd.(a)	14,993	41,606
BW LPG Ltd.(b)	14,755	131,570
Cool Co. Ltd.(a)	2,308	28,949
DNO ASA	77,018	98,430
Equinor ASA	169,609	6,531,778
Flex LNG Ltd.(c)	5,268	197,523
Frontline Ltd./Bermuda(c)	21,335	301,652
Hafnia Ltd.	20,533	115,212
		9,393,861
Paper & Forest Products — 0.1%
Norske Skog ASA(a)(b)	4,553	27,463

Professional Services — 0.1%
Meltwater Holding BV(a)(c)	23,068	34,566

Real Estate Management & Development — 0.4%
Entra ASA(b)	11,321	120,642

Semiconductors & Semiconductor Equipment — 2.1%
Nordic Semiconductor ASA(a)	30,649	570,118

Schedule of Investments (unaudited) (continued)	iShares® MSCI Norway ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
REC Silicon ASA(a)	47,976	$84,640
		654,758
Software — 0.5%
Crayon Group Holding ASA(a)(b)	12,169	130,533
Volue ASA(a)	9,096	28,407
		158,940

Total Long-Term Investments — 99.4%
(Cost: $36,029,913)		30,532,249

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	1,193,822	1,193,942
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	10,000	10,000

Total Short-Term Securities — 3.9%
(Cost: $1,203,921)		1,203,942

Total Investments — 103.3%
(Cost: $37,233,834)		31,736,191

Liabilities in Excess of Other Assets — (3.3)%		(1,026,574)

Net Assets — 100.0%		$30,709,617

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$860,484	$333,523	(a)	$—	$269	$(334)	$1,193,942	1,193,822	$4,130	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(a)	—	—	—	10,000	10,000	72		—
					$269	$(334)	$1,203,942		$4,202		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	4	12/16/22	$167	$12,554

Schedule of Investments (unaudited) (continued)	iShares® MSCI Norway ETF
November 30, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$591,408	$29,940,841	$—	$30,532,249
Money Market Funds	1,203,942	—	—	1,203,942
	$1,795,350	$29,940,841	$—	$31,736,191
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$12,554	$—	$12,554

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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